POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE PROSPECTUS DATED

FEBRUARY 24, 2017, AS PREVIOUSLY SUPPLEMENTED

AUGUST 18, 2017, JULY 31, 2017, JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017 OF:

PowerShares Contrarian Opportunities Portfolio	PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares KBW Regional Banking Portfolio
PowerShares Russell 1000 Equal Weight Portfolio
PowerShares DWA Developed Markets Momentum Portfolio	PowerShares Russell 1000 Low Beta Equal Weight Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio
PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500® Enhanced Value Portfolio
PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P 500® High Beta Portfolio
PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares S&P 500® High Dividend Low Volatility Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares FTSE International Low Beta Equal Weight Portfolio	PowerShares S&P 500® Momentum Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets Momentum Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P International Developed Momentum Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P International Developed Quality Portfolio
PowerShares S&P MidCap Low Volatility Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares Global Agriculture Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares Global Clean Energy Portfolio	PowerShares S&P SmallCap Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Financials Portfolio
PowerShares Global Water Portfolio	PowerShares S&P SmallCap Health Care Portfolio
PowerShares International BuyBack Achievers™ Portfolio	PowerShares S&P SmallCap Industrials Portfolio
PowerShares Japan Currency Hedged Low Volatility Portfolio	PowerShares S&P SmallCap Information Technology Portfolio
PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Materials Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Utilities Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 207, the third sentence of the first paragraph under the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, each Fund’s Underlying Index in the portfolio composition of that Fund, with the exception of the PowerShares Japan Currency Hedged Low Volatility Portfolio, which may take longer but no longer than three business days.

Please Retain This Supplement for Future Reference.

P-PS-PRO-EQI-SUP-6 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE PROSPECTUS DATED

FEBRUARY 24, 2017, AS PREVIOUSLY SUPPLEMENTED

AUGUST 18, 2017, AND MARCH 10, 2017 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 99, the third sentence of the first paragraph under the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, each Fund’s Underlying Index in the portfolio composition of that Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-3 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED JUNE 1, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares Taxable Municipal Bond Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 11, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-BAB-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED MARCH 29, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P 500 Value With Momentum Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 8, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-SPVM-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED MARCH 29, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P SmallCap Quality Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 8, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-XSHQ-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 14, the second sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWLV-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares DWA Tactical Sector Rotation Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 13, the second sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWTR-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares DWA Tactical Multi-Asset Income Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 13, the second sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-DWIN-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED JANUARY 6, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares Treasury Collateral Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 10, the second sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-CLTL-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED NOVEMBER 21, 2016,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 8, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-XSHD-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED NOVEMBER 21, 2016,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 10, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-IDHD-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED JULY 5, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 8, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-SPMV-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017

TO THE PROSPECTUS DATED JULY 5, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

Effective September 5, 2017, the Prospectus is revised as follows:

•	On page 9, the third sentence of the first paragraph under the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is deleted and replaced with the following:

The Adviser anticipates that it may take approximately two business days (a business day is any day that the New York Stock Exchange (“NYSE”) is open) for the Adviser to fully reflect the additions to, and deletions from, the Underlying Index in the portfolio composition of the Fund.

Please Retain This Supplement for Future Reference.

P-PS-PRO-USEQ-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares Taxable Municipal Bond Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 32, the following is added as a last sentence to the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 32, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 4:00 p.m., Eastern time, on the settlement date which is generally the second Business Day following the Transmittal Date.

•	On page 33, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 35, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 35, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	On page 36, the last sentence of the fifth paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 36, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-BAB-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P 500 Value With Momentum Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 26, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 26, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 28, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 28, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 30, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-SPVM-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P SmallCap Quality Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 26, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 27, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 28, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 29, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 30, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-XSHQ-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017, AND MARCH 1, 2017 OF:

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 21, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 21, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 23, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 23, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 24, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-XSHD-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 21, 2016,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017, AND MARCH 1, 2017 OF:

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 21, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 22, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 23, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 24 the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	On page 25, the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Regular Holidays” is deleted and replaced with the following:

The Fund generally intends to effect deliveries of Creation Units and Fund Securities on a T+2 basis, but it may effect deliveries of Creation Units and Fund Securities on a basis other than T+2 to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances.

The ability of the Trust to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

•	Beginning on page 28, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-IDHD-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017,

AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares S&P 500 Minimum Variance Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 26, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 26, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 28, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 28 the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 30, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-SPMV-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JULY 5, 2017, AS REVISED

JULY 12, 2017, AND AS PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017 OF:

PowerShares Russell 1000 Enhanced Equal Weight Portfolio

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 26, the following is added as a last sentence under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”).

•	On page 26, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 28, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2.

•	On page 28, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	Beginning on page 30, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not

in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not

in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Please Retain This Supplement For Future Reference.

P-PS-USEQ-SOAI-SUP-2 082317

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017, AS

PREVIOUSLY SUPPLEMENTED AUGUST 18, 2017, JUNE 27, 2017 AND MARCH 1, 2017

Effective September 5, 2017, the Statement of Additional Information is revised as follows:

•	On page 142, the following is added as a last sentence to the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Using Clearing Process—All Funds”:

The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor (“T+2”), with the exception of the PowerShares Japan Currency Hedged Low Volatility Portfolio for which such delivery will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor (“T+3”).

•	On page 142, the last sentence of the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process—Domestic Equity Funds” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 143, the last sentence of the second paragraph of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Creation Orders Outside Clearing Process—Fixed Income Funds” is deleted and replaced with the following:

The delivery of Creation Unit Aggregations so created will occur no later than T+2.

•	On page 147, the last sentence of the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Using Clearing Process—All Funds” is deleted and replaced with the following:

The requisite Fund Securities and any Cash Redemption Amount (or, if cash redemptions are permitted, the Cash Redemption Amount) will be transferred by T+2, with the exception of the PowerShares Japan Currency Hedged Low Volatility Portfolio for which such transference will occur no later than T+3.

•	On page 148, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process—Domestic Equity Funds” is deleted and replaced with the following:

The Transfer Agent will then initiate procedures to transfer the requisite Fund Securities (and the Redemption Cash Component, if any, or the Cash Redemption Amount, for cash redemptions, owed to the redeeming Beneficial Owner) to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	On page 148, the second paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process—Foreign Equity Funds” is deleted and replaced with the following:

The delivery of Fund Securities to redeeming investors generally will be made within two Business Days, with the exception of the PowerShares Japan Currency Hedged Low Volatility Portfolio in which delivery will occur no later than T+3. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form (or longer than three Business Days in the case of the PowerShares Japan Currency Hedged Low Volatility Portfolio). In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds.

•	On page 149, the last sentence of the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process—Fixed Income Funds” is deleted and replaced with the following:

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Redemption Cash Component, if any (or for cash redemptions, the Cash Redemption Amount) owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	On page 150, the last sentence of the fifth paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process—Fixed Income Funds” is deleted and replaced with the following:

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Redemption Cash Component, if any (or for cash redemptions, the Cash Redemption Amount) owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by T+2.

•	On page 150, the first paragraph under the section titled “Creation and Redemption of Creation Unit Aggregations—Regular Holidays” is deleted and replaced with the following:

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (or “T” plus three Business Days in the case of the PowerShares Japan Currency Hedged Low Volatility Portfolio) (a Business Day is any day the NYSE is open). Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T+2 (or T+3 in the case of PowerShares Japan Currency Hedged Low Volatility Portfolio) in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two Business Days (or within three Business Days in the case of PowerShares Japan Currency Hedged Low Volatility Portfolio) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within the normal settlement period.

•	Beginning on page 163, the chart and the sentence immediately preceding it under the section titled “Creation and Redemption of Creation Unit Aggregations—Placement of Redemption Orders Outside Clearing Process,” are deleted and replaced with the following:

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+2.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)
Creation Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Creation Unit Aggregations will be delivered.
Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Creation Unit Aggregations will be delivered.

Creation Outside NSCC (Outside the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

2:00 p.m. (ET)

Deposit Cash must

be received by the Custodian.

For in-kind creations:

11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Available Deposit Securities must be received.

Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received

1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC (Using the Clearing Process)
Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

Redemption Outside NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

For in-kind redemptions:

2:00 p.m. (ET) Redemption Cash Component, if any,

is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

Custom Orders (for in-kind redemptions)

3:00 p.m. (ET)

Order in proper form must be received by the Transfer Agent.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET) Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then order will not be deemed received as of T.

Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner.

The chart below describes in further detail the placement of creation and redemption orders through and outside the Clearing Process, presuming a creation or redemption settling no later than T+3 (PowerShares Japan Currency Hedged Low Volatility Portfolio).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC
(Using the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)	3:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

Creation Outside NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.

11:00 a.m. (ET)

Deposit Securities must be received by the Fund’s account through DTC.

For cash creations: Deposit Cash must be received by the Custodian.

2:00 p.m. (ET)

Cash Component must be received by the Custodian.

			No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities (for in-kind creations)	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities must be received.	No action.	Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
		Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities must be received.		Creation Unit Aggregations will be delivered.

Custom Orders (for in-kind creations)

3:00 p.m. (ET)

Order in proper form must be received by the Distributor.

Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.

		11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.
Redemption Through NSCC (Using the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Redemption Cash Component will be transferred to beneficial owner (for cash redemptions, Cash Redemption Amount will be transferred).

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Custom Orders (for in-kind transfers)	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard redemption orders through NSCC.	No action.	No action.	Fund Securities and Cash Redemption Cash Component will be transferred to beneficial owner.

Redemption Outside of NSCC (Outside the Clearing Process)

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Shares must be delivered through DTC to the Custodian.

2:00 p.m. (ET)

Redemption Cash Component, if any, is due.

* If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Redemption Cash Component are delivered to the redeeming beneficial owner (for cash redemptions, Cash Redemption Amount is delivered to the redeeming beneficial owner).

Custom Orders (for in-kind redemptions)	3:00 p.m. (ET) Order must be received by the Transfer Agent.	11:00 a.m. (ET) Shares must be delivered through DTC to the Custodian.		Fund Securities and Redemption Cash Component is delivered to the redeeming beneficial owner.

Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Orders received after 3:00 p.m. (ET) require portfolio manager approvals before acceptance. Orders may be subject to additional fees.	2:00 p.m. (ET) Redemption Cash Component, if any, is due. * If the order is not in proper form or the Shares are not delivered, then the order will not be deemed received as of T.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-SUP-2 082317